Accounts receivable (Ageing analysis of accounts receivable and notes receivable neither individually nor collectively impaired) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 25,559,681	¥ 16,482,360
Financial assets not impaired [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	25,447,595	16,393,471
Financial assets neither past due nor impaired [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	24,936,171	16,063,215
Financial assets past due but not impaired [member] | Within 1 year [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	267,845	248,597
Financial assets past due but not impaired [member] | Between 1 to 2 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	206,188	63,094
Financial assets past due but not impaired [member] | Between 2 to 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	27,130	17,944
Financial assets past due but not impaired [member] | Over 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 10,261	¥ 621